Notes Payable, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Debt

(1)	Base Rate, as defined in the senior revolving credit facility agreement, is the greater of (i) the prime rate set by Bank of America, or (ii) federal funds rate plus 0.50%, or (iii) LIBOR plus 1.00%.

(2)	Ashford Inc. may elect a 1, 2, 3 or 6 month LIBOR period for each borrowing.

(3)	The one-month LIBOR rate was 2.40% and 2.50% at June 30, 2019 and December 31, 2018, respectively.

(4)	Prime Rate was 5.50% and 5.50% at June 30, 2019 and December 31, 2018, respectively.

(5)	Creditors do not have recourse to Ashford Inc.

(6)	Creditors have recourse to Ashford Inc.

(7)
The Company has a $35.0 million senior revolving credit facility with Bank of America, N.A. There is a one-year extension option subject to the satisfaction of certain conditions. The credit facility includes the opportunity to expand the borrowing capacity by up to $40.0 million to an aggregate amount of $75.0 million, subject to certain conditions.

(8)
On March 1, 2019, in connection with the acquisition of BAV, JSAV amended the existing term loan and borrowed an additional $5.0 million. The revolving credit facility was also amended to increase the borrowing capacity from $3.0 million to $3.5 million. In connection with the term loan, JSAV entered into an interest rate cap with an initial notional amount totaling $5.0 million and a strike rate of 4.0%. The fair value of the interest rate cap at June 30, 2019 and December 31, 2018, was not material. As of June 30, 2019, $601,000 of credit was available under the revolving credit facility.

(9)
On March 1, 2019, in connection with the acquisition of BAV, JSAV amended the existing equipment note and draw term note to increase the borrowing capacity to $8.0 million and $2.4 million, respectively. All the loans are partially secured by a security interest on all of the assets and equity interests of JSAV.

(10)
On November 8, 2018, OpenKey renewed the Loan and Security Agreement that expired in October 2018 for a revolving credit facility in the amount of $1.5 million. The credit facility is secured by all of OpenKey's assets. As of June 30, 2019, OpenKey had no borrowings outstanding and the $1.5 million revolving credit facility funds were no longer available.

(11)	On April 6, 2017, Pure Wellness entered into a $100,000 line of credit. In February 2019, the remaining $60,000 balance on the line of credit was paid off.

(12)	On March 23, 2018, RED entered into a term loan of $750,000.

(13)
On February 28, 2019, RED renewed its $250,000 revolving credit facility. The revolving credit facility provides RED with available borrowings up to a total of $250,000. As of June 30, 2019, $250,000 was available under the revolving credit facility.

(14)	On February 27, 2019, RED entered into a draw term loan in the amount of $1.4 million. As of June 30, 2019, $477,000 was available under the draw term loan.

(15)	On August 31, 2018, RED entered into a term loan of $1.8 million.

Notes payable, net consisted of the following (in thousands):

Indebtedness	Borrower	Maturity	Interest Rate	December 31, 2018	December 31, 2017
Senior revolving credit facility	Ashford Inc.	March 1, 2021	Base Rate(1) + 2.00% to 2.50% or LIBOR(2) + 3.00% to 3.50%	$—	$—
Term loan	J&S	November 1, 2022	One-Month LIBOR(3) + 3.25%	8,917	9,917
Revolving credit facility	J&S	November 1, 2022	One-Month LIBOR(3) + 3.25%	1,733	814
Capital lease obligations	J&S	Various	Various - fixed	661	896
Equipment note	J&S	November 1, 2022	One-Month LIBOR(3) + 3.25%	2,087	—
Draw term loan	J&S	November 1, 2022	One-Month LIBOR(3) + 3.25%	1,950	—
Revolving credit facility	OpenKey	April 30, 2020	Prime Rate(4) + 2.75%	—	—
Term loan	Pure Wellness	October 1, 2018	5.00%	—	220
Revolving credit facility	Pure Wellness	On demand	Prime Rate(4) + 1.00%	60	100
Term loan	RED	April 5, 2025	Prime Rate(4) + 1.75%	695	—
Revolving credit facility	RED	March 5, 2019	Prime Rate(4) + 1.75%	118	—
Term loan	RED	February 1, 2029	Prime Rate(4) + 2.00%	1,785	—
Notes payable				18,006	11,947
Less deferred loan costs, net				(234)	(240)
Notes payable less net deferred loan costs				17,772	11,707
Less current portion				(2,595)	(1,751)
Notes payable, net - non-current				$15,177	$9,956
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(1) Base Rate, as defined in the senior revolving credit facility agreement, is the greater of (i) the prime rate set by Bank of America, or (ii) federal funds rate plus 0.50%, or (iii) LIBOR plus 1.00%.
(2) Ashford Inc. may elect a 1, 2, 3 or 6 month LIBOR period for each borrowing.
(3) The one-month LIBOR rate was 2.50% and 1.56% at December 31, 2018 and 2017, respectively.
(4) Prime Rate was 5.50% and 4.50% at December 31, 2018 and 2017, respectively.